Details to the consolidated cash flow statements (Details 5) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement [line items]
Net cash flows	$ (3,558)	$ (840)	$ (205)
Discontinued operations
Statement [line items]
Net cash flows	22	39	362
Acquisitions
Statement [line items]
Net assets recognized as a result of acquistions of businesses	(3,699)	(1,077)	(320)
Fair value of previously held equity interests	26	21	42
Contingent consideration payables, net	146	224	18
Payments, deferred consideration and other adjustments, net	(34)	0	1
Net cash flows	(3,561)	(832)	(259)
Divestments
Statement [line items]
Net cash flows	$ 3	(8)	$ 54
Non-current assets divested		127
Net cash inflows from divestment		(12)
Current assets divested		70
Cash and cash equivalents in subsidiary or businesses acquired or disposed		(62)
Deferred sale price and other adjustments		19
Cash outflows due to derecognized cash and cash equivalents		20
Non-current and current liabilities divested		58
Net identifiable assets of divested business		$ 139